Term deposits and other financial assets - Allowance for expected credit losses (Details) - Financial assets at fair value through OCI $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	$ 88
Total changes in allowance for expected credit losses	88
Allowance account for credit losses of financial assets at end of period	$ 88